Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,459,733	$ 3,602,365	$ 1,447,650
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,840,302	161,267	2,568
Amortization of right-of-use assets	41,090	56,690	7,274
Changes in deferred tax	857,381
Changes in operating assets / liabilities:
Accounts receivable	(5,124,396)	(864,099)	(1,100,053)
Prepaid expenses and other current assets	(11,265,056)	(4,754,970)	(39,190)
Deferred revenue	(217,533)	(778,701)	688,979
Taxes payable	(545,753)	661,359	870,528
Operating lease liabilities	(41,090)	(56,690)	(7,274)
Accrued expenses and other current liabilities	467,154	740,415	13,413
Net cash (used in) provided by operating activities	(11,528,168)	(1,232,364)	1,883,895
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired from acquisition of subsidiaries	932,893
Purchase of fixed assets	(14,864)	(6,669)	(5,203)
Purchase of intangible assets	(17,679,247)	(1,129,260)
Cash advances to a related party			(387,945)
Collection of cash advances from a related party			387,945
Net cash used in investing activities	(16,761,218)	(1,135,929)	(5,203)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contribution by shareholders			200,000
Proceeds from equity financing	11,766,810	18,769,326
Repayment of loans	(32,331)
Borrowing from (repayment to) related parties	328,546	(729,521)	(125,875)
Net cash provided by financing activities	12,063,025	18,039,805	74,125
EFFECT OF EXCHANGE RATE CHANGES ON CASH	972,423	(187,894)	(28,792)
NET INCREASE (DECREASE) IN CASH & EQUIVALENTS	(15,253,938)	15,483,618	1,924,025
CASH & EQUIVALENTS, BEGINNING OF FISCAL YEAR	17,778,895	2,295,277	371,252
CASH & EQUIVALENTS, END OF FISCAL YEAR	2,524,957	17,778,895	2,295,277
Supplemental Cash Flow Data:
Income tax paid	2,382,705	934,910	15,747
Interest paid	26,454
Supplemental disclosure of non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease liabilities	167,667	52,934	317,170
Shares issued for acquisition of One Eighty Ltd	53,055,300
Goodwill acquired in business acquisition	82,244,248
Identifiable intangible assets acquired in business acquisition	23,500,000
Net assets acquired in business acquisition	$ 21,785,752